Earnings Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Basic EPS - Common Shares
	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$6,359,246

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Net income per common share, basic	$0.39	$0.28

Diluted EPS - Common Shares
	Six Months Ended June 30,
Numerator	2012	2013
Net income available to common shares	$6,648,374	$7,448,858
Less: Series B-1 Preferred Shares dividends	(205,833)	(937,012)
Plus: Series B-1 Preferred Shares dividends, if converted to common shares	-	937,012
Less: Income attributable to non-vested share awards	(122,860)	(152,600)
Net income available to common shareholders	$6,319,681	$7,296,258

Denominator
Weighted average number of common shares outstanding, basic	16,014,439	22,729,343
Effect of Series B-1 Preferred Shares, if converted to common shares	-	5,746,557
Weighted average number of common shares outstanding, diluted	16,014,439	28,475,900

Net income per common share, diluted	$0.39	$0.26